J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders Canada ETF

JPMorgan BetaBuilders Developed Asia

ex-Japan ETF

JPMorgan BetaBuilders Europe ETF

JPMorgan BetaBuilders Japan ETF

JPMorgan BetaBuilders U.S. Equity ETF

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

JPMorgan U.S. Dividend ETF

JPMorgan U.S. Minimum Volatility ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

Prospectus dated March 1, 2020

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

Prospectus dated March 11, 2019, as supplemented

JPMorgan BetaBuilders MSCI US REIT ETF

Prospectus dated July 1, 2019, as supplemented

JPMorgan USD Emerging Markets Sovereign Bond ETF

Prospectus dated July 1, 2019, as supplemented

JPMorgan BetaBuilders International Equity ETF

Prospectus dated December 2, 2019, as supplemented

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

Prospectus dated March 2, 2020

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated March 30, 2020

to the Prospectuses as dated above

Effectively immediately, the section describing index construction in each prospectus is amended to add the following:

An Index Provider may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP ETF-320